Supplemental guarantor financial information (Condensed consolidated balance sheet - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 1,204,018	$ 1,659,669
Restricted cash	211,017	364,456
Flight equipment held for operating leases, net	35,052,335	32,396,827	$ 31,501,973
Maintenance rights and lease premium, net	1,113,190	1,501,858
Flight equipment held for sale	184,129	630,789
Net investment in finance and sales-type leases	1,003,286	995,689
Prepayments on flight equipment	3,024,520	2,930,303	3,265,979
Other assets	909,190	979,930
Total Assets	43,208,915	42,040,144
Liabilities and Equity
Debt	29,507,587	28,420,739
Total Liabilities	34,328,301	33,401,330
Total AerCap Holdings N.V. shareholders’ equity	8,828,048	8,579,710
Non-controlling interest	52,566	59,104
Total Equity	8,880,614	8,638,814	$ 8,582,264	$ 8,425,809
Total Liabilities and Equity	43,208,915	42,040,144
AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	1,204,000	1,660,000
Restricted cash	211,000	364,000
Flight equipment held for operating leases, net	35,052,000	32,397,000
Maintenance rights and lease premium, net	1,113,000	1,502,000
Flight equipment held for sale	184,000	631,000
Net investment in finance and sales-type leases	1,003,000	996,000
Prepayments on flight equipment	3,025,000	2,930,000
Investments including investments in subsidiaries	133,000	122,000
Intercompany receivables	0	0
Other assets	1,284,000	1,438,000
Total Assets	43,209,000	42,040,000
Liabilities and Equity
Debt	29,508,000	28,421,000
Intercompany payables	0	0
Other liabilities	4,820,000	4,980,000
Total Liabilities	34,328,000	33,401,000
Total AerCap Holdings N.V. shareholders’ equity	8,828,000	8,580,000
Non-controlling interest	53,000	59,000
Total Equity	8,881,000	8,639,000
Total Liabilities and Equity	43,209,000	42,040,000
Reportable Legal Entities | AerCap Holdings N.V. | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	3,000	21,000
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	10,495,000	9,632,000
Intercompany receivables	130,000	128,000
Other assets	79,000	96,000
Total Assets	10,707,000	9,877,000
Liabilities and Equity
Debt	0	0
Intercompany payables	1,873,000	1,276,000
Other liabilities	6,000	22,000
Total Liabilities	1,879,000	1,298,000
Total AerCap Holdings N.V. shareholders’ equity	8,828,000	8,579,000
Non-controlling interest	0	0
Total Equity	8,828,000	8,579,000
Total Liabilities and Equity	10,707,000	9,877,000
Reportable Legal Entities | Guarantors | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	737,000	1,227,000
Restricted cash	1,000	10,000
Flight equipment held for operating leases, net	3,317,000	1,959,000
Maintenance rights and lease premium, net	58,000	35,000
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	63,000	193,000
Prepayments on flight equipment	5,000	4,000
Investments including investments in subsidiaries	5,948,000	5,670,000
Intercompany receivables	12,325,000	9,989,000
Other assets	351,000	366,000
Total Assets	22,805,000	19,453,000
Liabilities and Equity
Debt	8,000	24,000
Intercompany payables	11,477,000	9,202,000
Other liabilities	688,000	471,000
Total Liabilities	12,173,000	9,697,000
Total AerCap Holdings N.V. shareholders’ equity	10,565,000	9,684,000
Non-controlling interest	67,000	72,000
Total Equity	10,632,000	9,756,000
Total Liabilities and Equity	22,805,000	19,453,000
Reportable Legal Entities | Non- Guarantors | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	140,000	176,000
Restricted cash	210,000	354,000
Flight equipment held for operating leases, net	22,280,000	19,977,000
Maintenance rights and lease premium, net	486,000	709,000
Flight equipment held for sale	158,000	463,000
Net investment in finance and sales-type leases	446,000	283,000
Prepayments on flight equipment	1,682,000	586,000
Investments including investments in subsidiaries	133,000	122,000
Intercompany receivables	5,375,000	5,281,000
Other assets	271,000	288,000
Total Assets	31,181,000	28,239,000
Liabilities and Equity
Debt	11,435,000	10,901,000
Intercompany payables	13,768,000	11,093,000
Other liabilities	2,333,000	2,537,000
Total Liabilities	27,536,000	24,531,000
Total AerCap Holdings N.V. shareholders’ equity	3,659,000	3,721,000
Non-controlling interest	(14,000)	(13,000)
Total Equity	3,645,000	3,708,000
Total Liabilities and Equity	31,181,000	28,239,000
Reportable Legal Entities | AerCap Global Aviation Trust | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	318,000	222,000
Restricted cash	0	0
Flight equipment held for operating leases, net	9,455,000	10,461,000
Maintenance rights and lease premium, net	569,000	758,000
Flight equipment held for sale	26,000	168,000
Net investment in finance and sales-type leases	494,000	520,000
Prepayments on flight equipment	1,338,000	2,340,000
Investments including investments in subsidiaries	1,336,000	1,066,000
Intercompany receivables	17,305,000	14,495,000
Other assets	482,000	603,000
Total Assets	31,323,000	30,633,000
Liabilities and Equity
Debt	17,257,000	17,098,000
Intercompany payables	3,480,000	3,527,000
Other liabilities	1,791,000	1,950,000
Total Liabilities	22,528,000	22,575,000
Total AerCap Holdings N.V. shareholders’ equity	8,795,000	8,058,000
Non-controlling interest	0	0
Total Equity	8,795,000	8,058,000
Total Liabilities and Equity	31,323,000	30,633,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	6,000	14,000
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	8,774,000	8,037,000
Intercompany receivables	67,000	80,000
Other assets	101,000	85,000
Total Assets	8,948,000	8,216,000
Liabilities and Equity
Debt	808,000	398,000
Intercompany payables	4,604,000	4,875,000
Other liabilities	2,000	0
Total Liabilities	5,414,000	5,273,000
Total AerCap Holdings N.V. shareholders’ equity	3,534,000	2,943,000
Non-controlling interest	0	0
Total Equity	3,534,000	2,943,000
Total Liabilities and Equity	8,948,000	8,216,000
Eliminations | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	(26,553,000)	(24,405,000)
Intercompany receivables	(35,202,000)	(29,973,000)
Other assets	0	0
Total Assets	(61,755,000)	(54,378,000)
Liabilities and Equity
Debt	0	0
Intercompany payables	(35,202,000)	(29,973,000)
Other liabilities	0	0
Total Liabilities	(35,202,000)	(29,973,000)
Total AerCap Holdings N.V. shareholders’ equity	(26,553,000)	(24,405,000)
Non-controlling interest	0	0
Total Equity	(26,553,000)	(24,405,000)
Total Liabilities and Equity	$ (61,755,000)	$ (54,378,000)